Quarterly Holdings Report
for
Fidelity Advisor® High Income Advantage Fund
July 31, 2022
HY-NPRT3-0922
1.804847.118
Corporate Bonds - 65.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.6%
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (b)	1,702	885
Energy - 0.5%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	711	3,556
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,228	5,588
		9,144
TOTAL CONVERTIBLE BONDS		10,029
Nonconvertible Bonds - 64.9%
Aerospace - 3.2%
ATI, Inc.:
4.875% 10/1/29	845	723
5.125% 10/1/31	750	616
Bombardier, Inc.:
6% 2/15/28 (d)	830	716
7.125% 6/15/26 (d)	1,625	1,511
7.5% 3/15/25 (d)	1,789	1,744
7.875% 4/15/27 (d)	3,970	3,668
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	1,575	1,346
Moog, Inc. 4.25% 12/15/27 (d)	480	448
Rolls-Royce PLC 5.75% 10/15/27 (d)	1,440	1,360
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	2,035	2,027
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,816
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,374
4.875% 5/1/29	15,000	13,421
5.5% 11/15/27	14,675	13,868
6.25% 3/15/26 (d)	1,870	1,879
7.5% 3/15/27	6,780	6,891
		56,408
Air Transportation - 1.5%
Air Canada 3.875% 8/15/26 (d)	1,240	1,141
Delta Air Lines, Inc. 7% 5/1/25 (d)	369	385
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	6,455	6,374
4.75% 10/20/28 (d)	5,330	5,207
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	2,795	2,717
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	4,540	4,585
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	1,044	1,091
United Airlines, Inc.:
4.375% 4/15/26 (d)	3,965	3,806
4.625% 4/15/29 (d)	2,380	2,193
		27,499
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,125	1,802
Automotive & Auto Parts - 1.5%
Allison Transmission, Inc. 5.875% 6/1/29 (d)	1,265	1,245
Arko Corp. 5.125% 11/15/29 (d)	1,290	1,084
Dana, Inc.:
4.25% 9/1/30	1,185	986
4.5% 2/15/32	1,305	1,091
Ford Motor Co. 3.25% 2/12/32	4,225	3,528
Ford Motor Credit Co. LLC:
3.375% 11/13/25	2,500	2,386
4% 11/13/30	5,460	4,826
5.113% 5/3/29	1,330	1,293
LCM Investments Holdings 4.875% 5/1/29 (d)	3,295	2,816
McLaren Finance PLC 7.5% 8/1/26 (d)	1,130	970
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,850	1,605
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	785	630
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(e)(f)	4,255	3,925
		26,385
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,452
8% 11/1/31	16,957	19,181
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	3,795	3,597
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	1,240	1,144
		27,374
Broadcasting - 1.8%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	1,615	1,300
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	6,155	1,354
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	9,245	8,159
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	1,145	932
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	2,980	2,779
5.625% 7/15/27 (d)	3,555	3,565
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	360	323
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	1,580	1,514
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	1,240	1,169
3.875% 9/1/31 (d)	1,655	1,440
4% 7/15/28 (d)	3,220	2,991
5% 8/1/27 (d)	3,200	3,174
Townsquare Media, Inc. 6.875% 2/1/26 (d)	725	665
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,610	1,455
7.375% 6/30/30 (d)	1,225	1,240
		32,060
Building Materials - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	355	348
6.375% 6/15/30 (d)	890	897
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	835	748
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	710	559
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	590	499
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)	1,345	1,097
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,540	1,440
6% 12/1/29 (d)	1,600	1,384
6.125% 7/1/29 (d)	850	764
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)	1,445	1,360
		9,096
Cable/Satellite TV - 4.5%
Block Communications, Inc. 4.875% 3/1/28 (d)	1,090	956
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,275	1,974
4.5% 5/1/32	21,015	18,169
4.75% 3/1/30 (d)	8,310	7,562
4.75% 2/1/32 (d)	3,745	3,307
5% 2/1/28 (d)	740	714
5.125% 5/1/27 (d)	14,015	13,727
CSC Holdings LLC:
4.5% 11/15/31 (d)	4,015	3,413
5.375% 2/1/28 (d)	5,535	5,258
5.5% 4/15/27 (d)	6,640	6,422
6.5% 2/1/29 (d)	3,900	3,781
DISH DBS Corp.:
5.25% 12/1/26 (d)	2,170	1,877
5.75% 12/1/28 (d)	2,170	1,760
Dolya Holdco 18 DAC 5% 7/15/28 (d)	900	822
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	1,120	1,035
6.5% 9/15/28 (d)	2,990	2,372
VZ Secured Financing BV 5% 1/15/32 (d)	3,455	3,081
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	835	712
Ziggo BV 4.875% 1/15/30 (d)	3,395	3,134
		80,076
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)	1,015	900
Chemicals - 1.7%
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	3,450	3,316
Gpd Companies, Inc. 10.125% 4/1/26 (d)	370	341
Ingevity Corp. 3.875% 11/1/28 (d)	1,515	1,344
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)	495	425
LSB Industries, Inc. 6.25% 10/15/28 (d)	3,010	2,730
Olin Corp. 5% 2/1/30	1,555	1,442
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	1,695	1,434
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	1,035	899
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	1,985	1,661
The Chemours Co. LLC:
5.375% 5/15/27	4,500	4,298
5.75% 11/15/28 (d)	2,165	2,063
Tronox, Inc. 4.625% 3/15/29 (d)	1,705	1,470
Valvoline, Inc. 4.25% 2/15/30 (d)	1,155	1,048
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	9,055	7,642
		30,113
Consumer Products - 1.4%
Angi Group LLC 3.875% 8/15/28 (d)	750	611
Diamond BC BV 4.625% 10/1/29 (d)	1,015	860
Foundation Building Materials, Inc. 6% 3/1/29 (d)	735	565
Gannett Holdings LLC 6% 11/1/26 (d)	1,230	1,042
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (d)	1,240	1,126
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	920	789
6.125% 3/15/32 (d)	885	744
Michaels Companies, Inc. 5.25% 5/1/28 (d)	1,865	1,553
Millennium Escrow Corp. 6.625% 8/1/26 (d)	1,660	1,302
Nordstrom, Inc.:
4.25% 8/1/31	3,515	2,847
4.375% 4/1/30	530	445
5% 1/15/44	250	183
6.95% 3/15/28	75	75
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	1,280	1,215
7.75% 2/15/29 (d)	1,120	1,078
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	1,080	886
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	2,230	1,807
4% 4/15/29 (d)	2,045	1,762
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,262
TKC Holdings, Inc. 6.875% 5/15/28 (d)	5,855	5,113
		25,265
Containers - 0.6%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,280	4,247
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,179
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	825	694
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,125	1,013
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	570	476
LABL, Inc. 5.875% 11/1/28 (d)	2,095	1,914
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,075	1,054
		10,577
Diversified Financial Services - 2.4%
Altus Midstream LP 5.875% 6/15/30 (d)	1,335	1,356
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	2,115	1,809
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	965	900
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	1,270	817
3.625% 10/1/31 (d)	1,270	753
Compass Group Diversified Holdings LLC:
5% 1/15/32 (d)	870	668
5.25% 4/15/29 (d)	2,270	2,003
Hightower Holding LLC 6.75% 4/15/29 (d)	785	617
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	3,073
5.25% 5/15/27	5,725	5,496
6.25% 5/15/26	6,840	6,794
LPL Holdings, Inc. 4% 3/15/29 (d)	2,270	2,111
MSCI, Inc.:
3.25% 8/15/33 (d)	1,245	1,079
4% 11/15/29 (d)	900	848
OneMain Finance Corp.:
4% 9/15/30	720	565
5.375% 11/15/29	9,325	7,929
6.625% 1/15/28	1,185	1,111
6.875% 3/15/25	775	765
7.125% 3/15/26	4,710	4,560
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	510	479
		43,733
Diversified Media - 0.3%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	810	762
4.75% 7/15/31 (d)	805	765
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	5,660	4,529
		6,056
Energy - 7.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	1,205	1,177
5.75% 3/1/27 (d)	2,355	2,344
5.75% 1/15/28 (d)	1,705	1,674
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,045	956
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,035
CGG SA 8.75% 4/1/27 (d)	1,530	1,402
Cheniere Energy Partners LP:
3.25% 1/31/32	1,270	1,108
4% 3/1/31	3,980	3,698
Cheniere Energy, Inc. 4.625% 10/15/28	2,980	2,901
Chesapeake Energy Corp.:
4.875% 12/31/49 (b)(g)	2,950	0
5.75% 3/15/23 (b)(g)	1,890	0
5.875% 2/1/29 (d)	735	739
6.75% 4/15/29 (d)	1,150	1,191
7% 10/1/24 (b)(g)	840	0
8% 1/15/25 (b)(g)	480	0
8% 6/15/27 (b)(g)	300	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	1,880	1,871
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	1,105	1,061
7% 6/15/25 (d)	3,035	2,989
CNX Midstream Partners LP 4.75% 4/15/30 (d)	900	776
CNX Resources Corp. 6% 1/15/29 (d)	690	671
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	1,165	1,063
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	3,405	3,199
6.75% 3/1/29 (d)	5,695	5,638
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	10,000	9,600
6% 2/1/29 (d)	6,365	5,799
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	665	618
CVR Energy, Inc.:
5.25% 2/15/25 (d)	2,375	2,273
5.75% 2/15/28 (d)	3,170	2,869
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(e)	5,180	4,479
8.125% 8/16/30	130	141
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,345	2,140
DT Midstream, Inc.:
4.125% 6/15/29 (d)	1,215	1,125
4.375% 6/15/31 (d)	1,215	1,090
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	1,365	1,367
EnLink Midstream LLC 5.375% 6/1/29	650	617
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,345	1,198
5.125% 6/15/28 (d)	1,570	1,531
5.5% 10/15/30 (d)	890	829
5.625% 2/15/26 (d)	2,390	2,381
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	310	300
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (d)	1,060	977
6.375% 4/15/27 (d)	890	881
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,300	1,372
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	1,855	1,768
MEG Energy Corp. 7.125% 2/1/27 (d)	1,580	1,638
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(d)(g)	6,264	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	1,580	1,434
7.5% 1/15/28 (d)	1,360	1,183
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	2,675	2,533
6.75% 9/15/25 (d)	540	527
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,410	1,288
Occidental Petroleum Corp.:
3.5% 8/15/29	1,870	1,758
5.875% 9/1/25	1,500	1,528
6.125% 1/1/31	3,010	3,226
6.2% 3/15/40	800	819
6.375% 9/1/28	2,410	2,583
6.45% 9/15/36	2,650	2,947
6.6% 3/15/46	1,590	1,757
6.625% 9/1/30	2,995	3,323
7.2% 3/15/29	545	576
7.5% 5/1/31	155	180
8.875% 7/15/30	1,595	1,910
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,489
7.25% 6/15/25	2,125	2,096
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,318
SM Energy Co.:
5.625% 6/1/25	2,230	2,194
6.625% 1/15/27	850	847
6.75% 9/15/26	845	837
Southwestern Energy Co.:
5.375% 3/15/30	1,665	1,638
7.75% 10/1/27	1,285	1,340
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	1,610	1,467
Summit Midstream Holdings LLC 8.5% (d)(h)	1,290	1,231
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,188
4.5% 4/30/30	1,710	1,500
6% 4/15/27	4,240	4,219
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (d)	1,245	1,122
7.5% 10/1/25 (d)	1,120	1,122
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,321
Teine Energy Ltd. 6.875% 4/15/29 (d)	1,145	1,066
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,035	955
4.125% 8/15/31 (d)	1,035	954
		139,962
Environmental - 0.7%
Covanta Holding Corp.:
4.875% 12/1/29 (d)	2,585	2,303
5% 9/1/30	1,495	1,305
Darling Ingredients, Inc.:
5.25% 4/15/27 (d)	2,155	2,159
6% 6/15/30 (d)	1,160	1,200
GFL Environmental, Inc.:
4% 8/1/28 (d)	1,275	1,150
4.75% 6/15/29 (d)	1,625	1,495
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,535	1,358
5.875% 6/30/29 (d)	1,225	956
		11,926
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	4,630	4,054
4.625% 1/15/27 (d)	3,425	3,236
4.875% 2/15/30 (d)	6,100	5,582
BellRing Brands, Inc. 7% 3/15/30 (d)	2,175	2,104
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	675	616
Parkland Corp.:
4.5% 10/1/29 (d)	1,145	1,005
4.625% 5/1/30 (d)	1,735	1,552
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	1,470	1,323
		19,472
Food/Beverage/Tobacco - 2.1%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,110	803
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	855	771
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	10,845	10,535
6.5% 4/15/29 (d)	742	754
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,185	1,191
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	1,720	1,603
4.375% 1/31/32 (d)	860	807
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,160	1,031
5.5% 10/15/27 (d)	1,353	1,333
Pilgrim's Pride Corp.:
4.25% 4/15/31 (d)	2,740	2,456
5.875% 9/30/27 (d)	1,110	1,110
Post Holdings, Inc.:
4.5% 9/15/31 (d)	6,170	5,476
4.625% 4/15/30 (d)	2,050	1,838
5.5% 12/15/29 (d)	865	818
5.625% 1/15/28 (d)	2,640	2,600
Simmons Foods, Inc. 4.625% 3/1/29 (d)	1,070	977
TreeHouse Foods, Inc. 4% 9/1/28	500	435
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	810	609
U.S. Foods, Inc. 4.625% 6/1/30 (d)	1,070	980
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,055	1,062
		37,189
Gaming - 2.8%
Affinity Gaming LLC 6.875% 12/15/27 (d)	550	477
Boyd Gaming Corp. 4.75% 6/15/31 (d)	2,025	1,863
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,530	2,145
6.25% 7/1/25 (d)	5,705	5,691
8.125% 7/1/27 (d)	11,605	11,605
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	1,900	1,900
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	890	870
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	3,710	3,460
6.75% 1/15/30 (d)	3,480	2,845
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,250	1,037
Melco Resorts Finance Ltd. 5.75% 7/21/28 (d)	750	531
MGM Resorts International 4.75% 10/15/28	1,470	1,332
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	2,515	2,716
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	6,120	4,942
5.875% 9/1/31 (d)	2,910	2,278
Station Casinos LLC 4.625% 12/1/31 (d)	1,300	1,135
Studio City Finance Ltd. 5% 1/15/29 (d)	725	359
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (d)	1,445	1,319
4.25% 12/1/26 (d)	3,015	2,834
4.625% 12/1/29 (d)	1,720	1,638
		50,977
Healthcare - 4.4%
180 Medical, Inc. 3.875% 10/15/29 (d)	910	827
Avantor Funding, Inc. 3.875% 11/1/29 (d)	860	792
Cano Health, Inc. 6.25% 10/1/28 (d)	565	506
Catalent Pharma Solutions:
3.5% 4/1/30 (d)	850	760
5% 7/15/27 (d)	595	595
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,215	1,121
4% 3/15/31 (d)	1,545	1,414
4.25% 5/1/28 (d)	485	474
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,860	2,302
5.25% 5/15/30 (d)	2,625	2,205
5.625% 3/15/27 (d)	945	840
6% 1/15/29 (d)	1,085	947
6.125% 4/1/30 (d)	3,220	1,722
8% 3/15/26 (d)	11,505	10,987
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	535	407
4.625% 6/1/30 (d)	4,045	3,317
Encompass Health Corp. 5.75% 9/15/25	400	401
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	850	753
HealthEquity, Inc. 4.5% 10/1/29 (d)	895	834
Hologic, Inc. 4.625% 2/1/28 (d)	645	630
IQVIA, Inc. 5% 10/15/26 (d)	1,125	1,120
Jazz Securities DAC 4.375% 1/15/29 (d)	1,635	1,574
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	1,760	1,593
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	955	874
Modivcare, Inc. 5.875% 11/15/25 (d)	1,105	1,078
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	1,360	1,256
3.875% 5/15/32 (d)	1,730	1,589
Option Care Health, Inc. 4.375% 10/31/29 (d)	950	867
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	2,775	2,624
5.125% 4/30/31 (d)	2,410	2,256
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,065	957
Radiology Partners, Inc. 9.25% 2/1/28 (d)	2,905	2,137
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	1,340	1,205
Syneos Health, Inc. 3.625% 1/15/29 (d)	1,080	967
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	8,360	7,775
4.375% 1/15/30 (d)	6,245	5,801
6.125% 10/1/28 (d)	2,590	2,525
6.125% 6/15/30 (d)	2,670	2,697
6.25% 2/1/27 (d)	6,945	7,026
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	829
5.125% 5/9/29	865	794
		79,378
Homebuilders/Real Estate - 2.0%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,075	954
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)	1,240	941
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	1,080	837
Century Communities, Inc. 3.875% 8/15/29 (d)	1,245	1,060
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	1,455	1,440
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	1,244
5% 10/15/27	8,660	8,332
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	4,695	3,815
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	1,725	1,376
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)	1,070	872
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	1,416	1,298
5.75% 1/15/28 (d)	2,100	2,030
5.875% 6/15/27 (d)	1,490	1,522
TopBuild Corp. 3.625% 3/15/29 (d)	755	682
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,879
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	4,258	3,748
6.5% 2/15/29 (d)	5,265	4,053
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	675	555
		36,638
Hotels - 0.2%
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	725	658
4% 5/1/31 (d)	1,085	974
4.875% 1/15/30	1,180	1,146
		2,778
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	1,240	1,034
7% 11/15/25 (d)	5,150	4,944
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	1,470	1,370
5.875% 11/1/29 (d)	1,290	1,124
6.75% 10/15/27 (d)	2,275	2,159
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,205	1,096
AssuredPartners, Inc. 5.625% 1/15/29 (d)	845	752
HUB International Ltd.:
5.625% 12/1/29 (d)	1,895	1,679
7% 5/1/26 (d)	1,750	1,728
MGIC Investment Corp. 5.25% 8/15/28	1,040	1,001
		16,887
Leisure - 1.3%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	840	786
Carnival Corp.:
4% 8/1/28 (d)	3,365	2,936
7.625% 3/1/26 (d)	1,950	1,686
9.875% 8/1/27 (d)	2,250	2,331
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	1,615	1,317
5.875% 2/15/27 (d)	1,770	1,627
NCL Finance Ltd. 6.125% 3/15/28 (d)	675	522
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	1,295	1,004
10.875% 6/1/23 (d)	1,890	1,932
11.5% 6/1/25 (d)	2,071	2,206
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)	1,665	1,493
Vail Resorts, Inc. 6.25% 5/15/25 (d)	850	869
Viking Cruises Ltd. 13% 5/15/25 (d)	1,265	1,340
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	625	540
Voc Escrow Ltd. 5% 2/15/28 (d)	3,625	3,216
		23,805
Metals/Mining - 1.5%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	1,980	1,862
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(g)	1,770	0
Arconic Corp.:
6% 5/15/25 (d)	900	907
6.125% 2/15/28 (d)	2,225	2,224
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	3,200	2,987
4.875% 3/1/31 (d)	1,480	1,375
5.875% 6/1/27	3,215	3,200
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,895	1,524
ERO Copper Corp. 6.5% 2/15/30 (d)	1,320	897
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	2,395	2,380
6.875% 3/1/26 (d)	2,600	2,521
7.5% 4/1/25 (d)	4,135	4,091
FMG Resources Pty Ltd. 4.375% 4/1/31 (d)	1,145	996
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	905	749
Mineral Resources Ltd.:
8% 11/1/27 (d)	895	909
8.5% 5/1/30 (d)	660	668
		27,290
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	760	706
4% 9/1/29 (d)	1,515	1,303
6% 6/15/27 (d)	890	916
Cascades, Inc.:
5.125% 1/15/26 (d)	790	736
5.375% 1/15/28 (d)	790	711
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	1,060	1,070
8.75% 4/15/30 (d)	4,165	3,972
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	1,575	1,562
Glatfelter Corp. 4.75% 11/15/29 (d)	1,290	879
Mercer International, Inc. 5.125% 2/1/29	1,920	1,798
		13,653
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	2,185	2,164
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	1,245	1,099
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	1,630	1,507
4% 10/15/30 (d)	5,185	4,511
4.375% 1/15/28 (d)	1,490	1,381
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	715	627
Garden SpinCo Corp. 8.625% 7/20/30 (d)	775	814
Papa John's International, Inc. 3.875% 9/15/29 (d)	765	669
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,454
		10,963
Services - 2.7%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	1,335	1,251
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	2,450	1,883
ASGN, Inc. 4.625% 5/15/28 (d)	1,350	1,252
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	2,899	2,574
4.625% 6/1/28 (d)	1,921	1,676
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	1,385	1,314
4% 7/1/29 (d)	805	768
CoreCivic, Inc. 8.25% 4/15/26	6,940	6,895
Fair Isaac Corp. 4% 6/15/28 (d)	1,530	1,427
Gartner, Inc.:
3.625% 6/15/29 (d)	1,160	1,059
3.75% 10/1/30 (d)	1,535	1,410
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	1,360	1,268
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	2,165	1,878
Hertz Corp.:
4.625% 12/1/26 (d)	740	659
5% 12/1/29 (d)	1,435	1,227
5.5% 10/15/24 (b)(d)(g)	1,505	2
6% 1/15/28 (b)(d)(g)	1,385	81
6.25% 10/15/22 (b)(g)	1,605	2
7.125% 8/1/26 (b)(d)(g)	1,430	82
IAA, Inc. 5.5% 6/15/27 (d)	755	755
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	2,975	2,610
4.875% 9/15/29 (d)	3,000	2,753
Service Corp. International 4% 5/15/31	1,610	1,481
Sotheby's 7.375% 10/15/27 (d)	640	616
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)	2,410	2,090
The GEO Group, Inc.:
5.125% 4/1/23	1,365	1,314
5.875% 10/15/24	1,967	1,830
6% 4/15/26	1,360	1,033
TriNet Group, Inc. 3.5% 3/1/29 (d)	1,135	995
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	3,730	3,334
6.25% 1/15/28 (d)	1,225	1,205
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,285	1,282
		48,006
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	780	647
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	1,790	1,680
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	610	553
		2,880
Super Retail - 1.0%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	450
4.625% 11/15/29 (d)	5,820	5,137
4.75% 3/1/30	489	426
5% 2/15/32 (d)	1,535	1,341
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	3,760	3,588
6.75% 7/1/36	1,340	1,216
7.5% 6/15/29	1,135	1,125
Carvana Co. 5.5% 4/15/27 (d)	2,380	1,571
EG Global Finance PLC 8.5% 10/30/25 (d)	2,295	2,247
Lithia Motors, Inc. 3.875% 6/1/29 (d)	1,770	1,575
		18,676
Technology - 4.4%
Acuris Finance U.S. 5% 5/1/28 (d)	5,710	4,796
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	1,545	1,429
Block, Inc. 3.5% 6/1/31	1,615	1,397
CA Magnum Holdings 5.375% (d)(h)	690	607
Camelot Finance SA 4.5% 11/1/26 (d)	1,515	1,443
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,070	1,909
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)	1,345	1,367
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,440	1,310
4.875% 7/1/29 (d)	1,360	1,204
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	1,032
Elastic NV 4.125% 7/15/29 (d)	2,330	2,075
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	6,110	5,439
5.25% 12/1/27 (d)	1,495	1,458
II-VI, Inc. 5% 12/15/29 (d)	1,350	1,286
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	1,605	1,316
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)	1,295	1,168
Match Group Holdings II LLC:
5% 12/15/27 (d)	1,485	1,441
5.625% 2/15/29 (d)	1,565	1,534
MicroStrategy, Inc. 6.125% 6/15/28 (d)	4,490	3,895
NCR Corp.:
5% 10/1/28 (d)	750	713
5.125% 4/15/29 (d)	3,710	3,562
5.25% 10/1/30 (d)	750	724
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	815	727
onsemi 3.875% 9/1/28 (d)	1,500	1,389
Open Text Corp.:
3.875% 2/15/28 (d)	3,790	3,487
3.875% 12/1/29 (d)	955	860
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	790	730
4.125% 12/1/31 (d)	780	694
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)	765	616
7.25% 3/15/29 (d)	765	601
PTC, Inc.:
3.625% 2/15/25 (d)	925	902
4% 2/15/28 (d)	915	868
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	830	610
Roblox Corp. 3.875% 5/1/30 (d)	1,295	1,134
Sensata Technologies BV 4% 4/15/29 (d)	1,530	1,392
Synaptics, Inc. 4% 6/15/29 (d)	900	785
TTM Technologies, Inc. 4% 3/1/29 (d)	1,135	1,003
Twilio, Inc.:
3.625% 3/15/29	5,725	5,043
3.875% 3/15/31	1,340	1,187
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	4,885	4,946
8% 11/1/26 (d)	7,110	7,239
Unisys Corp. 6.875% 11/1/27 (d)	830	782
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	2,600	2,195
		78,295
Telecommunications - 6.0%
Altice Financing SA:
5% 1/15/28 (d)	1,580	1,392
5.75% 8/15/29 (d)	3,315	2,901
Altice France SA:
5.125% 7/15/29 (d)	9,000	7,703
5.5% 1/15/28 (d)	3,740	3,288
5.5% 10/15/29 (d)	14,870	12,837
8.125% 2/1/27 (d)	3,925	3,876
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	7,020	6,252
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	735	653
5.625% 9/15/28 (d)	580	468
Cogent Communications Group, Inc. 7% 6/15/27 (d)	885	888
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,530	2,378
5.875% 10/15/27 (d)	1,375	1,355
6% 1/15/30 (d)	1,710	1,437
6.75% 5/1/29 (d)	1,620	1,442
8.75% 5/15/30 (d)	890	945
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	3,610	3,337
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	1,895	1,663
6.75% 10/15/27 (d)	1,453	1,411
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	8,140	6,803
3.75% 7/15/29 (d)	3,160	2,615
Millicom International Cellular SA 4.5% 4/27/31 (d)	235	193
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	850	738
6% 2/15/28 (d)	565	434
Sable International Finance Ltd. 5.75% 9/7/27 (d)	3,635	3,208
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,483
3.875% 2/15/27	2,375	2,263
Sprint Capital Corp.:
6.875% 11/15/28	6,720	7,543
8.75% 3/15/32	5,625	7,284
Sprint Corp. 7.625% 3/1/26	490	534
T-Mobile U.S.A., Inc. 3.5% 4/15/31	575	532
Uniti Group, Inc.:
6% 1/15/30 (d)	2,125	1,517
7.875% 2/15/25 (d)	2,455	2,470
Virgin Media Finance PLC 5% 7/15/30 (d)	4,135	3,503
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	2,875	2,602
Windstream Escrow LLC 7.75% 8/15/28 (d)	8,515	7,624
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	2,375	2,079
		107,651
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	825	640
4.25% 3/15/29 (d)	1,110	910
Foot Locker, Inc. 4% 10/1/29 (d)	850	661
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	760	641
Victoria's Secret & Co. 4.625% 7/15/29 (d)	3,075	2,545
		5,397
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)	1,240	970
Utilities - 2.7%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,705	1,493
3.75% 1/15/32 (d)	850	724
4.75% 3/15/28 (d)	970	938
NRG Energy, Inc.:
3.375% 2/15/29 (d)	665	574
3.625% 2/15/31 (d)	1,320	1,106
3.875% 2/15/32 (d)	2,070	1,769
5.25% 6/15/29 (d)	1,615	1,514
5.75% 1/15/28	2,590	2,496
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	383
3.75% 7/1/28	400	361
3.75% 8/15/42	640	451
3.95% 12/1/47	3,240	2,331
4% 12/1/46	3,350	2,398
4.55% 7/1/30	4,919	4,535
PG&E Corp.:
5% 7/1/28	9,040	8,253
5.25% 7/1/30	1,150	1,032
Pike Corp. 5.5% 9/1/28 (d)	3,995	3,424
TerraForm Global, Inc. 6.125% 3/1/26 (d)	3,110	2,986
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	3,105	2,887
5% 7/31/27 (d)	3,565	3,510
5.5% 9/1/26 (d)	522	528
5.625% 2/15/27 (d)	4,435	4,449
		48,142
TOTAL NONCONVERTIBLE BONDS		1,161,542
TOTAL CORPORATE BONDS (Cost $1,275,268)		1,171,571

Common Stocks - 10.5%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)	29,835	149
Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (i)	1,504	68
Broadcasting - 0.4%
Nexstar Broadcasting Group, Inc. Class A	34,232	6,448
Building Materials - 0.2%
Builders FirstSource, Inc. (i)	23,400	1,591
Carrier Global Corp.	45,200	1,832
TOTAL BUILDING MATERIALS		3,423
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (i)	104,700	1,100
Chemicals - 0.6%
CF Industries Holdings, Inc.	59,700	5,701
The Chemours Co. LLC	156,100	5,556
TOTAL CHEMICALS		11,257
Consumer Products - 0.4%
Tapestry, Inc.	47,300	1,591
Tempur Sealy International, Inc.	164,711	4,526
Ulta Beauty, Inc. (i)	4,600	1,789
TOTAL CONSUMER PRODUCTS		7,906
Containers - 0.4%
Berry Global Group, Inc. (i)	45,000	2,594
WestRock Co.	89,000	3,770
TOTAL CONTAINERS		6,364
Diversified Financial Services - 0.2%
Axis Energy Services, LLC Class A (b)(i)	3,912	1
OneMain Holdings, Inc.	103,100	3,835
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,836
Energy - 2.6%
Antero Resources Corp. (i)	47,902	1,899
California Resources Corp.	436,251	19,570
California Resources Corp. warrants 10/27/24 (i)	8,300	121
Cheniere Energy, Inc.	46,700	6,985
Chesapeake Energy Corp. (j)	62,788	5,913
Chesapeake Energy Corp. (c)(i)	3,530	332
Diamond Offshore Drilling, Inc. (i)(j)	16,382	111
EP Energy Corp. (b)(i)	147,125	1,395
Forbes Energy Services Ltd. (b)(i)	65,062	0
Jonah Energy Parent LLC (b)(i)	73,213	3,331
Mesquite Energy, Inc. (b)(i)	90,382	5,299
Noble Corp. (d)	1,410	42
PureWest Energy (b)	3,289	39
PureWest Energy rights (b)(i)	1,983	0
Superior Energy Services, Inc. Class A (b)(i)	17,671	452
Tidewater, Inc. warrants 11/14/42 (i)	12,651	307
TOTAL ENERGY		45,796
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(i)	1,458,195	0
Environmental - 0.2%
Darling Ingredients, Inc. (i)	50,037	3,467
Food & Drug Retail - 0.3%
Northeast Grocery, Inc. (b)(c)	339,746	135
Southeastern Grocers, Inc. (b)(c)(i)	250,623	6,115
TOTAL FOOD & DRUG RETAIL		6,250
Food/Beverage/Tobacco - 0.2%
JBS SA	684,100	4,223
Gaming - 0.7%
Boyd Gaming Corp.	66,300	3,680
Caesars Entertainment, Inc. (i)	179,200	8,188
Studio City International Holdings Ltd.:
ADR (d)	32,338	64
(NYSE) ADR (i)	35,600	71
TOTAL GAMING		12,003
Healthcare - 0.7%
Charles River Laboratories International, Inc. (i)	13,300	3,332
IQVIA Holdings, Inc. (i)	23,000	5,526
UnitedHealth Group, Inc.	7,300	3,959
TOTAL HEALTHCARE		12,817
Metals/Mining - 0.1%
First Quantum Minerals Ltd.	138,600	2,533
Warrior Metropolitan Coal, Inc.	692	22
TOTAL METALS/MINING		2,555
Services - 0.3%
ASGN, Inc. (i)	44,100	4,576
Super Retail - 0.2%
Arena Brands Holding Corp. Class B (b)(c)(i)	42,253	115
Lowe's Companies, Inc.	14,100	2,701
Williams-Sonoma, Inc.	11,300	1,632
TOTAL SUPER RETAIL		4,448
Technology - 2.5%
CDW Corp.	18,200	3,304
Global Payments, Inc.	45,200	5,529
KLA Corp.	5,200	1,994
Lam Research Corp.	4,100	2,052
Marvell Technology, Inc.	82,100	4,571
Microchip Technology, Inc.	66,600	4,586
Microsoft Corp.	14,700	4,127
NVIDIA Corp.	15,100	2,743
NXP Semiconductors NV	14,200	2,611
onsemi (i)	96,100	6,418
Salesforce.com, Inc. (i)	20,000	3,680
SS&C Technologies Holdings, Inc.	56,300	3,331
TOTAL TECHNOLOGY		44,946
Telecommunications - 0.0%
GTT Communications, Inc. rights (b)(i)	65,582	66
Textiles/Apparel - 0.0%
Victoria's Secret & Co. (i)	13,433	496
Utilities - 0.4%
NRG Energy, Inc.	87,700	3,311
PG&E Corp. (i)	307,379	3,338
TOTAL UTILITIES		6,649
TOTAL COMMON STOCKS (Cost $128,085)		188,843

Bank Loan Obligations - 5.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (e)(f)(k)	1,240	1,192
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 4/8/26 (e)(f)(k)	197	185
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 4/4/26 (e)(f)(k)	106	100
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (e)(f)(k)	465	469
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.533% 4/21/28 (e)(f)(k)	3,456	3,321
TOTAL AIR TRANSPORTATION		5,267
Automotive & Auto Parts - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.750% 12.5% 12/16/25 (e)(f)(k)	112	102
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 12/17/28 (e)(f)(k)	328	300
TOTAL AUTOMOTIVE & AUTO PARTS		402
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.9414% 2/27/28 (e)(f)(k)	1,225	1,200
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (e)(f)(k)	898	851
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.2543% 6/10/29 (e)(f)(k)	115	111
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 1/31/29 (e)(f)(k)	1,002	958
TOTAL BROADCASTING		1,920
Building Materials - 0.3%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.9703% 5/17/28 (e)(f)(k)	3,173	2,251
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.8417% 2/25/29 (e)(f)(k)	3,345	2,975
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1934% 6/4/28 (e)(f)(k)	856	815
TOTAL BUILDING MATERIALS		6,041
Cable/Satellite TV - 0.2%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 6.1995% 1/31/26 (e)(f)(k)	4,615	4,345
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/27/29 (e)(f)(k)(l)	120	117
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (e)(f)(k)	517	489
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (e)(f)(k)	378	363
TOTAL CHEMICALS		969
Consumer Products - 0.3%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 12/22/26 (e)(f)(k)	2,534	2,366
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (e)(f)(k)	728	608
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 15.5% 5/8/26 (b)(e)(f)(k)	2,026	2,026
TOTAL CONSUMER PRODUCTS		5,000
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (e)(f)(k)	188	165
Energy - 0.2%
Citgo Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.000% 9.3723% 8/1/23 (e)(f)(k)	212	210
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.6223% 3/28/24 (e)(f)(k)	3,634	3,596
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (b)(e)(g)(k)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(g)(k)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(g)(k)	721	0
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.875% 11/14/25 (b)(e)(f)(k)	333	320
TOTAL ENERGY		4,126
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (e)(f)(k)	316	308
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (e)(f)(k)	24	23
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (e)(f)(k)	406	385
TOTAL ENVIRONMENTAL		716
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 5.4051% 1/24/29 (e)(f)(k)	330	315
Gaming - 0.3%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.327% 1/27/29 (e)(f)(k)	5,536	5,268
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.0439% 4/7/29 (e)(f)(k)	350	342
TOTAL GAMING		5,610
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (e)(f)(k)	2,294	2,221
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 5/5/28 (e)(f)(k)	921	898
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (e)(f)(k)	2,155	2,114
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/15/28 (e)(f)(k)	983	955
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (e)(f)(k)	265	260
TOTAL HEALTHCARE		6,448
Hotels - 0.4%
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (e)(f)(k)	7,094	6,571
Insurance - 0.5%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 2/15/27 (e)(f)(k)	204	197
Alliant Holdings Intermediate LLC:
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 5/9/25 (e)(f)(k)	1,634	1,578
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.656% 11/12/27 (e)(f)(k)	1,788	1,724
HUB International Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.9812% 4/25/25 (e)(f)(k)	5,789	5,655
TOTAL INSURANCE		9,154
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.602% 4/13/29 (e)(f)(k)	1,340	1,285
Services - 0.9%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.427% 12/20/29 (e)(f)(k)	165	150
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.927% 12/21/28 (e)(f)(k)	775	746
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (e)(f)(k)	2,170	1,910
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (e)(f)(k)	6,219	5,875
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (e)(f)(k)	2,615	2,543
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/21/25 (e)(f)(k)	763	732
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.875% 12/10/26 (b)(e)(f)(k)	1,045	1,016
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (e)(f)(k)	2,678	2,466
TOTAL SERVICES		15,438
Technology - 1.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.2044% 2/16/28 (e)(f)(k)	142	138
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.6534% 2/15/29 (e)(f)(k)	4,161	3,958
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (e)(f)(k)(m)	705	671
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 10/31/26 (e)(f)(k)	161	157
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 3/31/28 (e)(f)(k)	257	246
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (e)(f)(k)	1,570	1,519
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (e)(f)(k)	1,065	1,045
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 2/1/28 (e)(f)(k)	1,765	1,713
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/2/28 (e)(f)(k)	903	856
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.8249% 8/31/28 (e)(f)(k)	886	849
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 4/22/28 (e)(f)(k)	769	739
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 1/31/27 (e)(f)(k)	390	379
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (e)(f)(k)	3,985	3,857
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (e)(f)(k)	570	545
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (e)(f)(k)	318	309
TOTAL TECHNOLOGY		16,981
Telecommunications - 0.2%
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (e)(f)(k)	676	644
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (e)(f)(k)	1,795	1,390
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (e)(f)(k)	938	865
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 3/9/27 (e)(f)(k)	1,082	998
TOTAL TELECOMMUNICATIONS		3,897
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.375% 6/23/25 (e)(f)(k)	3,724	3,590
TOTAL BANK LOAN OBLIGATIONS (Cost $106,910)		99,440

Preferred Securities - 7.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.4%
Ally Financial, Inc. 4.7% (e)(h)	945	746
Bank of America Corp.:
5.125% (e)(h)	12,000	11,626
5.875% (e)(h)	14,280	13,512
6.1% (e)(h)	2,590	2,619
Citigroup, Inc.:
4.15% (e)(h)	10,000	8,806
4.7% (e)(h)	2,135	1,868
5% (e)(h)	13,000	12,036
5.35% (e)(h)	12,655	12,101
6.3% (e)(h)	4,585	4,430
Goldman Sachs Group, Inc.:
4.4% (e)(h)	1,120	1,012
4.95% (e)(h)	1,880	1,797
5.3% (e)(h)	15,000	14,833
JPMorgan Chase & Co.:
4% (e)(h)	4,755	4,172
4.6% (e)(h)	3,265	2,893
5% (e)(h)	24,800	23,037
TOTAL BANKS & THRIFTS		115,488
Energy - 0.9%
Energy Transfer LP:
6.25% (e)(h)	1,625	1,275
6.625% (e)(h)	456	347
7.125% (e)(h)	15,300	13,770
TOTAL ENERGY		15,392
TOTAL PREFERRED SECURITIES (Cost $142,537)		130,880

Other - 1.0%
	Shares	Value ($) (000s)
Other - 1.0%
Fidelity Direct Lending Fund, LP (c)(n) (Cost $18,251)	1,825,361	18,108

Money Market Funds - 9.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (o)	158,057,934	158,090
Fidelity Securities Lending Cash Central Fund 2.01% (o)(p)	6,034,047	6,035
TOTAL MONEY MARKET FUNDS (Cost $164,124)		164,125

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $1,835,175)	1,772,967
NET OTHER ASSETS (LIABILITIES) - 0.9%	16,078
NET ASSETS - 100.0%	1,789,045

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,949,000 or 1.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $868,844,000 or 48.6% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $705,000 and $671,000, respectively.

(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538
Chesapeake Energy Corp.	2/10/21	33
Fidelity Direct Lending Fund, LP	12/09/21 - 7/29/22	18,252
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	711
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,228
New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224
Northeast Grocery, Inc.	11/08/21	135
Southeastern Grocers, Inc.	6/01/18	1,763

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	237,311	436,891	516,112	663	-	-	158,090	0.3%
Fidelity Securities Lending Cash Central Fund 2.01%	-	36,948	30,913	4	-	-	6,035	0.0%
Total	237,311	473,839	547,025	667	-	-	164,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	18,252	-	574	-	(144)	18,108
	-	18,252	-	574	-	(144)	18,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.